Significant Accounting Policies - Adoption of accounting standards, Narrative (Details) $ in Thousands	Jan. 01, 2016 USD ($)
Accounting Standards Update 2016-16 | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle	$ 472